Total revenues and other income - Revenue by collaboration and by category of revenue (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	€ 411,417		€ 812,058		€ 196,486
Milestones achieved	46,261		2,878		73,394
Reimbursement income	4,073		19,900		8,722
Other revenues	70		66		63
Total revenues	478,053		834,901	[1]	278,666	[1]
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones			(245,883)
Commercial revenues	16,232		0		0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income					16
Other revenues					63
Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of goods	2
Royalties	16,227
Other commercial revenues	2
Point in time | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues	70		66
Gilead collaboration agreement for ziritaxestat | Gilead | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			666,968
Collaboration agreement for filgotinib | Gilead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved	90,200	$ 105
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones			(245,883)
Collaboration agreement for filgotinib | Gilead | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	181,816		62,602		96,809
Milestones achieved	46,261		(21,187)
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones			(245,900)
Collaboration agreement for filgotinib | Gilead | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved					27,623
Gilead collaboration agreement for drug discovery platform | Gilead | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	229,601		80,918
Collaboration agreement for CF | AbbVie | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			1,569		52,176
Milestones achieved			24,065
Reimbursement income	(52)		723
Collaboration agreement for CF | AbbVie | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved					36,771
Reimbursement income					989
Servier collaboration agreement for osteoarthritis | Servier | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved					9,000
Collaboration agreement for MOR106 | Novartis | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income	€ 4,125		€ 19,177		7,718
Collaboration agreement for MOR106 | Novartis | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees					€ 47,500

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.